Inventories - Summary of Inventories, Net of Obsolescence Reserve (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018 [1]
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 2,064	$ 3,843
Finished goods	89,477	80,984
Total inventory	$ 91,541	$ 84,827

[1]	Recast (refer to note 1)